CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk
Customers accounting for 10% or more of total revenue are:

	For the years ended December 31,
Customer	2016	2017	2018

A	20.4%	*	*
B	*	22.6%	*
C	*	*	16.8%
D	*	*	14.7%

Customers accounting for 10% or more of accounts receivable are:

	As of December 31,
Customer	2017	2018

A	12.7%	*
B	59.4%	*
C	*	32.7%
D	*	12.2%

*     Less than 10%